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May 5, 1997



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington , D.C.  20549

Re:  First Choice Funds Trust (the "Trust"): File Nos. 33-7085 and 811-7681

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by the Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T.

I hereby certify that the definitive Prospectuses for the Cash Reserve Fund and the U.S. Treasury Reserve Fund and the Fund's Statement of Additional Information, each dated October 1, 1996, which would have been filed by the Fund pursuant to Rule 497(c), do not differ from those contained in the Fund's most recent registration statement on Form N1-A, filed pursuant to Edgar on April 30, 1997.

If you have any questions concerning this filing, please do not hesitate to call me at (212) 891-3555.

Sincerely,



Thomas M. Majewski, Esq.